EQUITY, Treasury Stock (Details) S/ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 PEN (S/) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 PEN (S/) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 PEN (S/) shares
Treasury Stock [Abstract]
Number of treasury shares (in shares)		14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Number of shares, shared-based payment (in shares)	[1]	325,791	325,791	265,250	265,250	228,377	228,377
Number of shares, total (in shares)		14,946,637	14,946,637	14,886,096	14,886,096	14,849,223	14,849,223
Purchase of number of treasury shares (in shares)		174,161	174,161	163,067	163,067	137,604	137,604
Purchase of treasury shares		$ 29.3	S/ 110.9	$ 22.5	S/ 85.6	$ 22.5	S/ 83.6
Purchase of treasury shares par value | S/			2.4		2.3
Treasury shares acquired at higher value | S/			S/ 108.5		S/ 83.3
Atlantic Security Holding Corporation [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Number of shares, shared-based payment (in shares)	[1]	0	0	0	0	0	0
Number of shares, total (in shares)		14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Atlantic Security International Financial Services [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	125,843	125,843	39,309	39,309
Number of shares, total (in shares)		125,843	125,843	39,309	39,309
Banco de Credito del Peru [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	94,686	94,686	109,185	109,185	120,505	120,505
Number of shares, total (in shares)		94,686	94,686	109,185	109,185	120,505	120,505
Grupo Credito [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	38,050	38,050	36,698	36,698	23,214	23,214
Number of shares, total (in shares)		38,050	38,050	36,698	36,698	23,214	23,214
Pacfico Seguros [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	17,756	17,756	19,912	19,912	20,606	20,606
Number of shares, total (in shares)		17,756	17,756	19,912	19,912	20,606	20,606
Mibanco [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	12,720	12,720	14,128	14,128	14,260	14,260
Number of shares, total (in shares)		12,720	12,720	14,128	14,128	14,260	14,260
Credicorp Capital Servicios Financieros [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	10,440	10,440	13,267	13,267	15,007	15,007
Number of shares, total (in shares)		10,440	10,440	13,267	13,267	15,007	15,007
ASB Bank Corp [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	10,310	10,310	12,041	12,041	11,791	11,791
Number of shares, total (in shares)		10,310	10,310	12,041	12,041	11,791	11,791
Prima AFP [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	3,174	3,174	3,920	3,920	5,406	5,406
Number of shares, total (in shares)		3,174	3,174	3,920	3,920	5,406	5,406
Other Subsidiaries [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	12,812	12,812	16,790	16,790	17,588	17,588
Number of shares, total (in shares)		12,812	12,812	16,790	16,790	17,588	17,588

[1]	It corresponds mainly to the treasury shares that were granted to employees and Senior Management, for which they have the right to vote, and to a lesser extent to the shares acquired for coverage purposes for the new complementary retention program. These shares are not released on said dates.